Investments accounted for using equity method (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current assets	$ 1,511,097,013	$ 1,771,266,840
Non-current assets	2,134,289,956	2,218,450,150
Net sales	2,909,625,448	2,904,566,454	$ 2,565,556,067
Net income of year	137,292,684	176,544,797	118,425,443
Other comprehensive income	(51,702,359)	216,781,187	(122,396,042)
Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Current assets	120,037,202	85,454,616
Non-current assets	342,409,689	323,251,454
Current liabilities	174,098,182	123,265,925
Non-current liabilities	4,963,236	10,187,080
Net sales	398,487,813	440,726,288	411,989,034
Operating result	(10,046,926)	(4,275,757)	(28,106,929)
Net income of year	(28,398,118)	(16,865,231)	(37,483,698)
Other comprehensive income	22,113,539	13,651,577	51,387,114
Depreciation and amortization	(22,665,008)	(22,163,433)	$ (22,734,983)
Total for all associates [member]
IfrsStatementLineItems [Line Items]
Current assets	82,963	130,158
Non-current assets	2,767,094	3,229,224
Current liabilities	231,741	350,258
Non-current liabilities	925,364	1,137,511
Net sales	125,471	175,369
Operating result	99,258	130,420
Net income of year	112,014	(1,340,072)
Other comprehensive income	(284,409)	1,668,405
Depreciation and amortization	$ (179,841)	$ (235,294)